Other Taxes Payable - Schedule of Other Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other taxes [line items]
Other tax payable	R$ 518,121	R$ 400,186
Current	363,051	245,587
Non-Current	155,070	154,599
R- E- F- I- S- [member]
Disclosure of other taxes [line items]
Other tax payable	213,360	216,984
ICMS - State VAT [member]
Disclosure of other taxes [line items]
Other tax payable	161,254	96,793
COFINS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	84,953	47,017
PIS - Revenue tax [member]
Disclosure of other taxes [line items]
Other tax payable	19,426	7,654
INSS - Social security [member]
Disclosure of other taxes [line items]
Other tax payable	10,513	7,337
ISS [member]
Disclosure of other taxes [line items]
Other tax payable	6,753	4,666
IOF [member]
Disclosure of other taxes [line items]
Other tax payable	309	1,318
Other [member]
Disclosure of other taxes [line items]
Other tax payable	R$ 21,553	R$ 18,417